Allowance For Loan Losses (Schedule Of Information Related To Average Recorded Investment And Interest Income Recognized On Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	$ 7,406	$ 9,767
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	17	57
With an allowance recorded, Average recorded investment	1,725	3,324
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	128	0
Residential Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	452	463
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Home equity - junior liens
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	297	298
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial And Industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	6,657	9,006
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	17	57
With an allowance recorded, Average recorded investment	1,725	3,324
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	128	0
Consumer Loan
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	0	0
DDA Overdrafts
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with No Related Allowance, Interest Income, Accrual Method	0	0
With an allowance recorded, Average recorded investment	0	0
Impaired Financing Receivable, with Related Allowance, Interest Income, Accrual Method	$ 0	$ 0